Income Tax Expense - Schedule of Changes Related to Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes Related to Valuation Allowance [Abstract]
Balance at beginning of the year
Additions	29,607
Reversals
Balance at ending of the year	$ 29,607